Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	$ (341)	$ (61)	$ 470
Gains (losses) financial investments	$ (72)	$ 108	$ 0
Commodity price sensitivity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	30.00%	20.00%
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	$ (228)
Total gains and losses recognised in statement of income, assets	(122)	$ (27)
Portion agreed and settled	36	$ 600
Level 3 [member] | Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	54
Portion fully realised	$ 36